Goodwill and Other Intangible Assets - Amortization (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Other Intangible Assets
Amortization of intangible assets	$ 53,572	$ 53,571	$ 71,428	$ 71,428	$ 71,428
Impairment of intangible assets	$ 0	$ 0	$ 0	$ 0	$ 0